Derivative Instruments and Other Hedging Activities - Schedule of Outstanding Derivative Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fair Value of Derivatives
Derivative Asset	$ 27,048	$ 31,265
Derivative instruments	22,124	25,154
Notional Amount of Derivatives
Derivative assets	2,311,612	1,609,472
Derivative liabilities	1,991,559	1,721,752
Designated as Hedging Instruments
Fair Value of Derivatives
Derivative Asset	3,469	0
Derivative instruments	0	0
Notional Amount of Derivatives
Derivative assets	408,500	0
Derivative liabilities	0	108,500
Designated as Hedging Instruments | Interest rate contracts
Notional Amount of Derivatives
Derivative assets	408,500	0
Derivative liabilities	0	108,500
Designated as Hedging Instruments | Interest rate contracts | Other Assets
Fair Value of Derivatives
Derivative Asset	3,469	0
Designated as Hedging Instruments | Interest rate contracts | Other Liabilities
Fair Value of Derivatives
Derivative instruments	0	0
Not Designated as Hedging Instruments
Notional Amount of Derivatives
Derivative assets	1,903,112	1,609,472
Derivative liabilities	1,991,559	1,613,252
Not Designated as Hedging Instruments | Other Assets
Fair Value of Derivatives
Derivative Asset	23,579	31,265
Not Designated as Hedging Instruments | Other Liabilities
Fair Value of Derivatives
Derivative instruments	22,124	25,154
Not Designated as Hedging Instruments | Interest rate contracts
Notional Amount of Derivatives
Derivative assets	701,257	574,182
Derivative liabilities	919,653	644,282
Not Designated as Hedging Instruments | Interest rate contracts | Other Assets
Fair Value of Derivatives
Derivative Asset	16,946	8,128
Not Designated as Hedging Instruments | Interest rate contracts | Other Liabilities
Fair Value of Derivatives
Derivative instruments	17,812	12,318
Not Designated as Hedging Instruments | Customer swaps - upstream
Notional Amount of Derivatives
Derivative assets	919,653	644,282
Derivative liabilities	701,257	574,182
Not Designated as Hedging Instruments | Customer swaps - upstream | Other Assets
Fair Value of Derivatives
Derivative Asset	474	12,318
Not Designated as Hedging Instruments | Customer swaps - upstream | Other Liabilities
Fair Value of Derivatives
Derivative instruments	191	3,873
Not Designated as Hedging Instruments | Foreign exchange contracts
Notional Amount of Derivatives
Derivative assets	1,202	268
Derivative liabilities	1,202	268
Not Designated as Hedging Instruments | Foreign exchange contracts | Other Assets
Fair Value of Derivatives
Derivative Asset	18	7
Not Designated as Hedging Instruments | Foreign exchange contracts | Other Liabilities
Fair Value of Derivatives
Derivative instruments	18	7
Not Designated as Hedging Instruments | Forward sales contracts
Notional Amount of Derivatives
Derivative assets	1,140	82,347
Derivative liabilities	143,179	142,578
Not Designated as Hedging Instruments | Forward sales contracts | Other Assets
Fair Value of Derivatives
Derivative Asset	630	136
Not Designated as Hedging Instruments | Forward sales contracts | Other Liabilities
Fair Value of Derivatives
Derivative instruments	750	279
Not Designated as Hedging Instruments | Written and purchased options
Notional Amount of Derivatives
Derivative assets	229,333	278,638
Derivative liabilities	140,645	165,198
Not Designated as Hedging Instruments | Written and purchased options | Other Assets
Fair Value of Derivatives
Derivative Asset	5,490	10,654
Not Designated as Hedging Instruments | Written and purchased options | Other Liabilities
Fair Value of Derivatives
Derivative instruments	3,310	8,656
Not Designated as Hedging Instruments | Other contracts
Notional Amount of Derivatives
Derivative assets	50,527	29,755
Derivative liabilities	85,623	86,744
Not Designated as Hedging Instruments | Other contracts | Other Assets
Fair Value of Derivatives
Derivative Asset	21	22
Not Designated as Hedging Instruments | Other contracts | Other Liabilities
Fair Value of Derivatives
Derivative instruments	$ 43	$ 21